Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial Instruments
21.	Financial Instruments

Determination of Fair Values

IFRS 13, Fair Value Measurement, establishes a fair value hierarchy that reflects the significance of the inputs used in measuring fair value. The fair value hierarchy has the following levels:

Level 1 — Quoted prices in active markets for identical assets or liabilities;

Level 2 — Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3 — Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions market participants would use in pricing.

A number of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following models. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2025 and 2024:

		December 31, 2025		December 31, 2024
Financial assets	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets measured at amortised cost:
Cash and cash held in trust	1	$504,136	$504,136	$3,841,866	$3,841,866
Trade and other receivables	2	1,399,977	1,399,977	370,537	370,537
Loan receivable	2	—	—	955,022	955,022

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	3,309,037	3,309,037	2,982,499	2,982,499
Loans and borrowings	2	1,006,920	1,006,920	352,814	352,814
Secured promissory notes	2	7,633,966	7,633,966	—	—
Lease liabilities	2	396,121	396,121	—	—
Due to related parties	2	640,546	640,546	302,232	302,232

Financial liabilities measure at FVTPL:
Convertible promissory notes	2	1,055,420	1,055,420	—	—
Secured convertible debenture	2	4,143,982	4,143,982	—	—